Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Sales revenue	¥ 20,428,802	¥ 16,907,725	¥ 14,552,696
Operating costs and expenses:
Cost of sales	(16,016,659)	(13,576,133)	(11,567,923)
Selling, general and administrative	(2,106,539)	(1,669,908)	(1,326,485)
Research and development	(923,627)	(880,915)	(787,056)
Total operating costs and expenses	(19,046,825)	(16,126,956)	(13,681,464)
Operating profit	1,381,977	780,769	871,232
Share of profit of investments accounted for using the equity method	110,817	117,445	202,512
Finance income and finance costs:
Interest income	173,695	73,071	25,627
Interest expense	(59,631)	(36,112)	(16,867)
Other, net	35,526	(55,608)	(12,314)
Total finance income and finance costs	149,590	(18,649)	(3,554)
Profit before income taxes	1,642,384	879,565	1,070,190
Income tax expense	(459,794)	(162,256)	(309,489)
Profit for the year	1,182,590	717,309	760,701
Profit for the year attributable to:
Owners of the parent	1,107,174	651,416	707,067
Non-controlling interests	¥ 75,416	¥ 65,893	¥ 53,634
Earnings per share attributable to owners of the parent
Earnings per share attributable to owners of the parent Basic	¥ 225.88	¥ 128.01	¥ 137.03
Earnings per share attributable to owners of the parent Diluted	¥ 225.88	¥ 128.01	¥ 137.03